Inventories (Notes)	3 Months Ended
Sep. 27, 2014
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
INVENTORIES

Major components of inventory at September 27, 2014 and June 28, 2014, were as follows (in millions):

	September 27, 2014	June 28, 2014
Finished goods	$322.9	$307.0
Work in process	154.3	146.7
Raw materials	179.6	177.9
Total inventories	$656.8	$631.6